Valuation and Qualifying Accounts (Detail) (Allowance for Doubtful Accounts, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts
Balance, Beginning of Period	$ 29	$ 26	$ 30
Additions	23	5	13
Deductions	(3)	(2)	(17)
Balance, End of Period	$ 49	$ 29	$ 26